PIMCO Funds

Supplement Dated December 5, 2013 to the

Bond Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus dated July 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Unconstrained Bond Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by William H. Gross. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO, and he has managed the Fund since December 2013.

In addition, effective immediately, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Moderate Duration	William H. Gross	1/98	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.
PIMCO Total Return		5/87*
PIMCO Total Return II		12/91*
PIMCO Total Return III		5/91*
PIMCO Total Return IV		5/11*
PIMCO Unconstrained Bond		12/13

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated December 5, 2013 to the

Tax-Efficient Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus dated July 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Unconstrained Tax Managed Bond Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Marc P. Seidner. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Marc P. Seidner. Mr. Seidner is a Managing Director of PIMCO and he has managed the Fund since December 2013.

In addition, effective immediately, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Tax Managed Bond	Marc P. Seidner	12/13

Managing Director, PIMCO. Mr. Seidner is a Portfolio Manager and joined PIMCO in 2009. Prior to joining PIMCO, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. He previously held portfolio management roles at Standish Mellon Asset Management and Fidelity Management and Research.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated December 5, 2013 to the

Equity-Related Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus dated July 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged) (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Marc P. Seidner. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Marc P. Seidner. Mr. Seidner is a Managing Director of PIMCO and he has managed the Fund since December 2013.

In addition, effective immediately, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO International Fundamental IndexPLUS® AR Strategy	Marc P. Seidner	9/11*

Managing Director, PIMCO. Mr. Seidner is a Portfolio Manager and joined PIMCO in 2009. Prior to joining PIMCO, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. He previously held portfolio management roles at Standish Mellon Asset Management and Fidelity Management and Research.

PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged)		12/13
PIMCO Small Company Fundamental IndexPLUS® AR Strategy		9/11*
PIMCO Worldwide Fundamental Advantage AR Strategy		11/12*

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_120513

PIMCO Funds

Supplement dated December 5, 2013 to the

Statement of Additional Information dated July 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Unconstrained Bond Fund, PIMCO Unconstrained Tax Managed Bond Fund and PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged) (the “Funds”)

Effective immediately, the PIMCO Unconstrained Bond Fund’s portfolio is managed by William H. Gross. In addition, effective immediately, the PIMCO Unconstrained Tax Managed Bond Fund’s portfolio is managed by Marc P. Seidner. In addition, effective immediately, the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)’s portfolio is managed by Marc P. Seidner. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 5, 2013, the PIMCO Unconstrained Bond Fund is managed by William H. Gross. Effective December 5, 2013, the PIMCO Unconstrained Tax Managed Bond Fund and the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged) are managed by Marc P. Seidner.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

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